Hybrid Bonds - Summary of Hybrid Bonds (Parenthetical) (Detail) - Hybrid bond 1-2 [member] ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (The issuer has a right to extend the maturity date)
Interest rate adjustment	4.64%
Interest payments condition	Quarterly (The issuer may defer interest payments except in cases where it resolves to pay dividends or repays pari passu debt and subordinated debt)
Others	The issuer can call the hybrid bond 5 years after issuance
Hybrid Bonds Classified As Equity	₩ 600,000
POSCO HOLDINGS INC [Member]
Disclosure of detailed information about borrowings [line items]
Hybrid Bonds Classified As Equity Acquired	₩ 500,000
Every Year [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%